EATON VANCE SPECIAL INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                  CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 02-27962) certifies (a) that the form of prospectus and supplement to statement of additional information, each dated November 19, 2004 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 72 ("Amendment No. 72") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 72 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-04-001049) on November 19, 2004:

                        Eaton Vance Large-Cap Value Fund
                           Eaton Vance Utilities Fund

                                            EATON VANCE SPECIAL INVESTMENT TRUST


                                            By:/s/ Alan R. Dynner
                                               ---------------------------
                                            Alan R. Dynner, Secretary
Date:  December 8, 2004